Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment income [line items]
Investment income	€ 6,967	€ 7,149	€ 7,531
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	4,952	5,005	5,291
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	(6)	(7)	39
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,009	3,075	3,267
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,649	1,710	1,779
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	247	130	125
Investment income for account of policyholders [member]
Disclosure of detailed information about investment income [line items]
Investment income	2,015	2,145	2,240
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,528	1,609	1,571
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,548	3,663	3,959
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,649	1,710	1,779
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	99	114	125
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	68	87	83
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	142	53	97
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ (15)	€ 9	€ (2)